GOING CONCERN (Details Textual) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Going Concern [Line Items]
Retained Earnings (Accumulated Deficit)	$ (5,747,331)		$ (3,941,011)	$ (2,157,361)
Net Cash Provided by (Used in) Operating Activities	2,150,000	340,000	894,000	1,535,000
Working Capital	1,680,000		697,000	183,200
Inception Date [Member]
Going Concern [Line Items]
Retained Earnings (Accumulated Deficit)			$ 3,941,000